Submission	May 30, 2025
Submission [Line Items]
Central Index Key	0001988894
Registrant Name	Amer Sports, Inc.
Registration File Number	333-285651
Form Type	F-3
Submission Type	424B4
Fee Exhibit Type	EX-FILING FEES